Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares
Date Of Incorporation	Aug. 09, 2010	Aug. 09, 2010
Common Stock, Shares Authorized | shares	37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	90,000,000
Common Stock, Par Value | $ / shares	$ 0.001	$ .001	$ .001	$ 0.001	$ 0.001
Stock split ratio		416.7
Cash and cash equivalent	$ 90	$ 15,892	$ 12,387
Intangible assets		0
Impairment of intangible asset		$ 82,120	$ 168,973
Reserved common shares | shares		390,004,800
Stock options granted | shares		204,000,250
Computer equipment	3 years	3 years
Options granted, number of shares | shares	204,000,250	19,750,000	47,503,280
Options, exercise price | $ / shares	$ 0.0008	$ .0017
Sale Agmt
Cancellation of loans	$ 28,818	$ 28,818
Shares sold by former officers | shares	531,292,500	531,292,500
Asset Assign Agmt
Termination of agreement			$ 20,000
Additional cash required			$ 2,000,000